Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Total	$ (23,598)	[1]	$ (23,629)
Total fair value - trading derivatives	(586)		3,021
Total fair value - hedging derivatives	(868)		(1,228)
Total fair value - trading and hedging derivatives	(1,454)		1,793
Total	(1,454)		1,793
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1,754		1,376
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(113)		26
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(3)		(1)
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	632		425
Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(403)		(273)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	188		241
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(203)		(228)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	1,011		684
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,479)		(1,080)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	417		1,518
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(519)		475
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	82		17
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	270		484
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(367)		(372)
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(1,800)		(244)
Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	(96)		(35)
Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	43		8
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1,272		(1,243)
Interest rate contracts	(636)		33
Interest rate contracts	636		(1,210)
Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,528)		10
Foreign exchange contracts	(1,528)		10
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	24		(28)
Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	24		(28)
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements	(13,538)		(15,575)
Total	8,606		9,847
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives	22,144		25,422
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	7,588		7,013
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	44		36
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1		2
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	632		425
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	188		241
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	2,394		2,362
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	3,471		4,977
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	2,796		4,335
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	754		1,559
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	122		17
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	270		484
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	1,199		2,158
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives	19,508		23,619
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	2		1
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	47		9
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1,393		18
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	799		701
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	2,192		719
Gross assets [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	420		1,084
Foreign exchange contracts	420		1,084
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	24
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	24
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	2,636		1,803
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements	13,538		15,575
Total	(10,060)		(8,054)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(5,834)		(5,637)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(157)		(10)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(4)		(3)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(403)		(273)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(203)		(228)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,383)		(1,678)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(4,950)		(6,057)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(2,379)		(2,817)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(1,273)		(1,084)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(40)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(367)		(372)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(2,999)		(2,402)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives	(20,094)		(20,598)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	(98)		(36)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts	(4)		(1)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(121)		(1,261)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(1,435)		(668)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(1,556)		(1,929)
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,948)		(1,074)
Foreign exchange contracts	(1,948)		(1,074)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			(28)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			(28)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	$ (3,504)		$ (3,031)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).